Investments - Schedule of unrealized and Realized Gains and Losses Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized Investment Gains (Losses) [Abstract]
Net gains (losses) recognized during the period on equity securities	¥ (6,267)	¥ 8,958	¥ 1,959
Less: Net gains (losses) recognized during the period on equity securities sold during the period	117	467	477
Unrealized gains (losses) recognized during the period on equity securities still held at December 31	¥ (6,384)	¥ 8,491	¥ 1,482